Net Loss per Share - Schedule of anti-dilutive securities excluded from computation of diluted earnings per share (Details) - shares	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	647,273,137	141,904,749
Stock options
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	24,687,068	12,018,143
RSUs
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	2,033,267	550,832
DSUs
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	4,088,386	0
Acquired and reissued warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	7,040,209	5,747,487
2019 June financing warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	546,135	546,135
USD$25m registered direct offering warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	1,871,259	1,871,259
USD$20m registered direct offering warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	1,497,007	1,497,007
2020 April underwritten public offering warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	11,830,075	11,830,075
2020 May underwritten public offering warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	7,591,876	7,591,876
2021 August underwritten public offering warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	24,540,012	0
Warrants issued under conversion of debentures
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	4,665,628	4,665,628
Joint venture issued warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	0	2,875,000
Convertible debenture broker/finder warrants
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	15	42,491
Senior secured convertible note
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	0	92,668,816
Amended senior secured convertible note
Earnings per share [line items]
Antidilutive securities excluded from computation of diluted earnings per share	556,882,200	0